Securities - Gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (Details 2) - USD ($)
$ in Thousands
		Dec. 31, 2017	Dec. 31, 2016
Available-for-Sale:
Less than Twelve Months, fair value		$ 6,931	$ 11,437
Less than Twelve Months, unrealized losses		57	159
Twelve Months or More, fair value		9,434	987
Twelve Months or More, unrealized losses		170	14
Total Fair Value		16,365	12,424
Total Unrealized Losses		227	173
Held-to-Maturity
Less than Twelve Months, Fair Value		1,574	4,453
Less than Twelve Months, Unrealized Losses		16	74
Twelve Months or More, Fair Value		1,502	45
Twelve Months or More, Unrealized Losses		21	0
Total Fair Value		3,076	4,498
Total Unrealized Losses		37	74
U.S. Government and agency obligations
Available-for-Sale:
Less than Twelve Months, fair value		4,472	6,996
Less than Twelve Months, unrealized losses		34	110
Twelve Months or More, fair value		5,999	0
Twelve Months or More, unrealized losses		108	0
Total Fair Value		10,471	6,996
Total Unrealized Losses		142	110
Mortgage-backed securities - residential
Available-for-Sale:
Less than Twelve Months, fair value		2,459	4,441
Less than Twelve Months, unrealized losses		23	49
Twelve Months or More, fair value		3,435	987
Twelve Months or More, unrealized losses		62	14
Total Fair Value		5,894	5,428
Total Unrealized Losses		85	63
Held-to-Maturity
Less than Twelve Months, Fair Value	[1]	0	178
Less than Twelve Months, Unrealized Losses	[1]	0	0
Twelve Months or More, Fair Value	[1]	171	0
Twelve Months or More, Unrealized Losses	[1]	0	0
Total Fair Value	[1]	171	178
Total Unrealized Losses	[1]	0	0
State and municipal securities
Held-to-Maturity
Less than Twelve Months, Fair Value		1,574	4,275	[1]
Less than Twelve Months, Unrealized Losses		16	74	[1]
Twelve Months or More, Fair Value		1,331	45	[1]
Twelve Months or More, Unrealized Losses		21	0	[1]
Total Fair Value		2,905	4,320	[1]
Total Unrealized Losses		$ 37	$ 74	[1]

[1]	Aggregate unrealized loss position of these securities is less than $500.